Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value	$ .001	$ .001
Common stock, shares authorized	1,500,000,000	215,456,000
Common stock, shares issued	162,013,011	149,985,476
Common stock, shares outstanding	151,324,817	139,297,282